Note 8 - Convertible Notes Payable, Net (Details Textual) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended
	Jun. 05, 2025 USD ($)	Jun. 27, 2025 USD ($) $ / shares	Jun. 27, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jul. 31, 2025 $ / shares	Jun. 02, 2025 USD ($)
Fair Value Adjustment of Convertible Notes Payable				$ 785	$ 0	$ 785	$ 0
Gain (Loss) on Issuance of Debt				$ (7,313)	$ 0	$ (7,437)	$ 0
June 2025 Warrants [Member]
Class of Warrant or Right, Value of Securities Called by Warrants or Rights		$ 3,500	$ 3,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 0.587	$ 0.587
Warrants and Rights Outstanding, Term (Year)		5 years	5 years
Class of Warrant or Right, Maximum Beneficial Ownership Percentage		4.99%	4.99%
Class of Warrant or Right, Maximum Beneficial Ownership Percentage, With Written Notice		9.99%	9.99%
Class of Warrant or Right, Maximum Beneficial Ownership Percentage, Period of Written Notice (Day)			61 days
Warrants and Rights Outstanding									$ 2,900
June 2025 Notes [Member]
Debt Instrument, Face Amount		$ 1,300	$ 1,300
Proceeds From Convertible Debt and Warrants		$ 1,100
June 5 Note and June 2025 Notes [Member]
Debt Instrument, Trading Days to Repay Debt Upon Sale of Securities		10	10
June 5 Note Purchase Agreement [Member]
Debt Instrument, Face Amount	$ 3,600
Proceeds From Convertible Debt and Warrants	$ 3,100
Debt Instrument, Period Before Holder can Elect Payment (Month)	6 months
Debt Instrument, Interest Rate, Stated Percentage	14.00%
Debt Instrument Interest Rate Default Percentage	24.00%
June 5 Note and June 2025 Notes [Member]
Debt Instrument, Convertible, Maximum Beneficial Ownership Percentage	4.99%
Debt Instrument, Convertible, Maximum Beneficial Ownership Interest, With Written Notice	9.99%
Debt Instrument, Convertible, Maximum Beneficial Ownership Percentage, Period of Written Notice (Day)	61 days
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares				$ 0.587		$ 0.587
Debt Instrument, Term (Year)			1 year
June 5 Note and June 2025 Notes [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares								$ 0.3
June 2025 Notes [Member]
Notes Payable, Fair Value Disclosure				$ 7,800		$ 7,800			$ 8,600
Fair Value Adjustment of Convertible Notes Payable				800		800
Gain (Loss) on Issuance of Debt				$ (7,300)		$ (7,300)